PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 248	$ 461	$ 549	$ 839
Asset Impairment Charges	$ 0	$ 0	$ 489	$ 0